Prepayments and other assets (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Jun. 30, 2023
Current assets [Abstract]
Security deposits	$ 2,870	$ 2,420
Prepayments	8,336	11,373
Prepayments and deposits	11,206	13,793
Non-current assets [Abstract]
Security deposits	10,247	0
Total prepayments and other assets	$ 21,453	$ 13,793